Deferred Tax Assets and Liabilities - Tax Credit Carryforwards Expiration Dates (Detail) - Tax credit carryforwards [member] ₩ in Millions	Dec. 31, 2023 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 869,364
December 31, 2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	7,302
December 31, 2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	18,476
December 31, 2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	114,435
December 31, 2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	90,124
December 31, 2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	99,937
December 31, 2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	60,401
December 31, 2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	79,543
December 31, 2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	159,552
December 31, 2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 239,594